Balance Sheets - Quarterly (Parenthetical) (Quarterly Report, USD $)	Sep. 30, 2013	Dec. 31, 2012
Quarterly Report
Common Units Authorized	1,675,000,000	1,675,000,000
Common Units Issued	1,675,000,000	0
Common Units Outstanding	1,675,000,000	0
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	2,500,000,000	2,500,000,000
Common Stock, Shares Issued	0	1,675,000,000
Common Stock, Shares Outstanding	1,675,000,000	1,675,000,000